Finance income and costs - Summary of Finance Income and Costs (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Disclosure Of Finance Income And Costs [Abstract]
Interest receivable	£ 0.2	£ 0.4	£ 0.3	£ 0.7
Finance income	0.2	0.4	0.3	0.7
Interest expense on lease liabilities	(1.0)	(2.1)	(1.7)	(1.5)
Borrowing costs	(0.9)	(3.3)	(1.0)	(1.4)
Other interest (expense) / income	0.0	(0.5)	0.0	0.1
Finance costs	(1.9)	(5.9)	(2.7)	(2.8)
Net finance costs	£ (1.7)	£ (5.5)	£ (2.4)	£ (2.1)